GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of goodwill

		(Note2) USD
	RMB	Unaudited

Balance as of December 31, 2015	—	—
Goodwill reclassified from other assets	102	15

Balance as of January 1, 2016	102	15

Goodwill acquired during the year	1,069,501	154,040

Goodwill as of December 31, 2016	1,069,603	154,055